UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22097

Tortoise Gas and Oil Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2009

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	4/22/2009	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Proposal to elect George A. O'Brien, Jr. as a Class I director to the general partner’s board of directors to serve until the 2012 annual meeting of limited partners.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Linn Energy, LLC	5/5/2009	536020100	LINE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To elect Michael C. Linn, George A. Alcorn, Terrence S. Jacobs, Jeffrey C. Swoveland and Joseph P. McCoy as directors to serve until the 2010 Annual Meeting of Unitholders.	Issuer

For	For	2. To ratify the appointment of KPMG LLP as the independent auditors for the fiscal year ending December 31, 2009.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Legacy Reserves LP	5/14/2009	524707304	LGCY

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect Cary D. Brown, Kyle A. McGraw, Dale A. Brown, G. Larry Lawrence, William D. Sullivan, William R. Granberry, and Kyle D. Vann as directors of the general partner to serve until the 2010 Annual Meeting of Unitholders.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, L.P.	6/2/2009	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect Frank M. Semple, John M. Fox, Keith E. Bailey, Michael L. Beatty, Charles K. Dempster, Donald C. Heppermann, William A. Kellstrom, Anne E. Fox Mounsey, William P. Nicoletti and Donald D. Wolf as directors to serve until the 2010 Annual Meeting of Unitholders.
Issuer

For	For	2. Ratification of Deloitte and Touche LLP as the partnership's independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE GAS AND OIL CORPORATION

Date: August 14, 2009	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer